Derivative Financial Instruments (Details) (10-K) $ in Millions		12 Months Ended
	Aug. 05, 2013 USD ($)	Dec. 31, 2013 USD ($) Instrument	Dec. 31, 2015 Instrument	Dec. 31, 2014 Instrument
Derivatives, Fair Value [Line Items]
Number of derivative instruments | Instrument		0	0	0
Other Noninterest Income [Member]
Derivatives, Fair Value [Line Items]
Net loss recognized on non-designated hedging instruments		$ 3
Cross Currency Interest Rate Contract [Member] | American International Group Financial Products Corp [Member]
Derivatives, Fair Value [Line Items]
Loss recorded in other revenues - other on termination	$ 2
American International Group Financial Products Corp [Member] | Cross Currency Interest Rate Contract [Member] | Other Noninterest Income [Member] | Affiliated Entity [Member]
Derivatives, Fair Value [Line Items]
Loss recorded in other revenues - other on termination		$ 2